As filed with the Securities and Exchange Commission on April 17, 2015
Securities Act File No. 333-70423
Investment Company Act of 1940 File No. 811-09195

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No. /  /
Post-Effective Amendment No. 43 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
Amendment No. 45 / X /

SA Funds - Investment Trust
(Exact Name of Registrant as Specified in Charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (800) 366-7266

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:
Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
100 Huntington Ave., Tower 2, 3rd Floor	Four Embarcadero Center, Suite 1200
Boston, Massachusetts 02116	San Francisco, CA 94111

It is proposed that this filing will become effective: (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
X	On May 15, 2015 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (Date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (Date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

   X   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 15, 2015, the effectiveness of the Registration Statement for SA Worldwide Conservative Fund, SA Worldwide Moderate Fund and SA Worldwide Equity Fund, filed in Post-Effective Amendment No. 34 on August 14, 2014 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement for SA Worldwide Conservative Fund, SA Worldwide Moderate Fund and SA Worldwide Equity Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
35	October 27, 2014	November 26, 2014
38	November 25, 2014	December 24, 2014
39	December 23, 2014	January 22, 2015
40	January 21, 2015	February 20, 2015
41	February 19, 2015	March 21, 2015
42	March 20, 2015	April 18, 2015

This Post-Effective Amendment No. 43 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 34.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California, on the 17th day of April, 2015.

SA FUNDS - INVESTMENT TRUST

By:	* /s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* /s/ Bryan W. Brown	Trustee	April 17, 2015
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	April 17, 2015
Harold M. Shefrin

* /s/ Charles M. Roame	Trustee	April 17, 2015
Charles M. Roame

* /s/ Alexander B. Potts	President and	April 17, 2015
Alexander B. Potts	Chief Executive Officer

* /s/ Michael Clinton	Treasurer and Chief	April 17, 2015
Michael Clinton	Financial and Accounting Officer

*By:	/s/ Christopher Stanley
Christopher Stanley
As Attorney-in-Fact for each Trustee

*signed pursuant to power of attorney.